S-K 1604, De-SPAC Transaction	Sep. 08, 2025
De-SPAC Transactions, Dilution [Line Items]
De-SPAC Prospectus Summary [Text Block]

This prospectus relates to the offer and sale from time to time by the selling securityholders or their permitted transferees named in this prospectus (the “Selling Securityholders”) of up to (a) 147,445,012 Webull Class A Ordinary Shares (as defined herein), (b) 6,792,000 Webull Private Warrants (as defined herein) held by Auxo (as defined herein) and purchased by Auxo at $1.00 per warrant from SKGR (as defined herein) prior to the assumption of such warrants by Webull in connection with the Business Combination (as defined herein), and (c) 20,000,000 Webull Incentive Warrants (as defined herein) issued for no consideration in connection with the Business Combination to certain Existing Webull Shareholders (as defined herein). As of the date of this prospectus, none of the Webull Private Warrants and Webull Incentive Warrants remain outstanding following (i) the cashless exercise of the Webull Private Warrants by Auxo, and (ii) the redemption of any unexercised Incentive Warrants by Webull on June 30, 2025 pursuant to the terms of the Incentive Warrant Agreement (as defined herein).

De-SPAC Forepart, Material Financing Transactions Occurred, Description [Text Block]

Material Contracts Relating to the Company’s Operations and Financing

Omnibus Clearing Agreement

The Company has entered into the Omnibus Clearing Agreement and the Fully Disclosed Clearing Agreement with Apex Clearing, as its clearing partner, to clear and settle all stock and securities trades. For a description of the material terms of the Omnibus Clearing Agreement and the Fully Disclosed Clearing Agreement, see the section entitled “Business— Business Overview — Investing through the Webull Platform,” which is incorporated herein and qualified by reference to the Omnibus Clearing Agreement and the Fully Disclosed Clearing Agreement filed as Exhibits 10.12 and 10.13, respectively, to the registration statement of which this prospectus forms a part.

Standby Equity Purchase Agreement

On July 1, 2025, the Company entered into the Purchase Agreement with Yorkville, pursuant to which Yorkville has committed to purchase from the Company, at the Company’s direction, up to $1,000,000,000 of Webull Class A Ordinary Shares, subject to terms and conditions specified in the Purchase Agreement. As consideration for Yorkville’s irrevocable commitment to purchase Webull Class A Ordinary Shares at the Company’s election and discretion from time to time from the date of the Purchase Agreement until 36 months following the date of the Purchase Agreement, upon the terms and subject to the satisfaction of the conditions set forth in the Purchase Agreement, the Company issued to Yorkville 159,236 Webull Class A Ordinary Shares pursuant to the terms of the Purchase Agreement, which reflect 0.20% of the Commitment Amount divided by the last closing price of the Webull Class A Ordinary Shares as of the date of signing of the Purchase Agreement. The Company registered for resale the Commitment Shares and 75,000,000 Webull Class A Ordinary Shares on the Other Registration Statement filed with the SEC.
De-SPAC, Board Determination, Prospectus Summary [Text Block]	Concurrently with the execution and delivery of the Business Combination Agreement, SKGR, Webull and the Initial SKGR Shareholders entered into a support agreement, pursuant to which, each Initial SKGR Shareholder agreed, among other things, (a) at any meeting of SKGR Shareholders called to seek SKGR Shareholders’ approval of the transactions in connection with the Business Combination and the amendment to the memorandum and articles of association of SKGR to extend the deadline for the Business Combination (the “SPAC Shareholder Extension Approval”), or in connection with any written consent of SKGR Shareholders or in any other circumstances upon which a vote, consent or other approval with respect to the Business Combination Agreement and the transactions contemplated therein, such Initial SKGR Shareholder (i) agreed to, if a meeting is held, appear at such meeting or otherwise cause the SKGR Class B Ordinary Shares held by such Initial SKGR Shareholder to be counted as present at such meeting for purposes of establishing a quorum, and (ii) vote or cause to be voted the SKGR Class B Ordinary Shares held by such Initial SKGR Shareholder in favor of the relevant SKGR Shareholders’ approvals or SPAC Shareholder Extension Approval; and (b) subject to the exceptions set forth in the Auxo Support Agreement, agreed to become subject to certain transfer restrictions with respect to (i) any Webull Class A Ordinary Shares held by each Initial SKGR Shareholder immediately after the effective time of the First Merger during a period of twelve (12)-months from and after the Closing Date, (ii) Webull Warrants or Webull Class A Ordinary Shares underlying such warrants held by each Initial SKGR Shareholder immediately after the effective time of the First Merger until thirty (30) days after the Closing Date. Among other exceptions, the transfer restrictions do not apply to (i) transfers made after the date on which the closing price of the Webull Class A Ordinary Shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, share consolidations, reorganizations, recapitalizations and the like) for any twenty (20) Trading Days (as defined in the Auxo Support Agreement) within a thirty (30)-Trading Day period commencing at least one hundred and fifty (150) days after the Closing Date; and (ii) transfers of up to twenty-five percent (25%) of the number of Webull Class A Ordinary Shares (as of immediately following the Closing) (which shall exclude any Webull Class A Ordinary Shares acquired by the Initial SKGR Shareholders upon the conversion, exercise or exchange of Webull Warrants) held by the Initial SKGR Shareholders in order to satisfy, reduce or defray any actual or potential taxes imposed (or in the Initial SKGR Shareholders’ reasonable judgment expected to be imposed) on the Initial SKGR Shareholders or their affiliates as a result of any failure of the Mergers to qualify for the Intended Tax Treatment (for the avoidance of doubt, the Initial SKGR Shareholders may avail themselves of this exception regardless of the amount of such actual or potential taxes imposed). Webull, SKGR, the Auxo and each other Initial SKGR Shareholders acknowledge and agree that the Mergers are intended to qualify both as a reorganization within the meaning of Section 368(a) of the Code and as an exchange described in Section 351 of the Code (the “Intended Tax Treatment”). For additional information on such transfer restrictions on the Webull Class A Ordinary Shares held by the Initial SKGR Shareholders, see “Risk Factors — Risks Relating to Ownership of Securities of Webull and this Offering — Future resales of Webull Ordinary Shares issued to Webull shareholders and other significant shareholders may cause the market price of the Webull Class A Ordinary Shares to drop significantly, even if Webull’s business is doing well.
De-SPAC Forepart, Report Concerning Approval of Transaction Received [Text Block]

The closing the Webull Pay Transaction is expected to take place in September 2025, subject to satisfaction or waiver of customary conditions including, among other things, that the representations and warranties of the parties are true, correct and complete as of the closing date, the performance by all parties of their respective covenants, agreements, and obligations, and the receipt of all required approvals, licenses, consents, and filings necessary to consummate the transaction.

De-SPAC Forepart, Board Determination [Text Block]

A special committee of independent directors consisting of William Houlihan and Walter Bishop was formed by the board of directors of Webull to evaluate and negotiate the terms of the Webull Pay Transaction due to Mr. Anquan Wang’s and Webull Partners Limited’s respective interests in Webull Pay. Pursuant to the mandate of the special committee, it was granted the power by the board of directors to approve and enter into a definitive agreement in connection with the proposed Webull Pay Transaction. In addition, as a related party transaction, Webull’s audit committee (with Mr. Anquan Wang recusing himself) also reviewed and approved the Webull Pay Transaction in accordance with the terms of its charter. The foregoing description of the Webull Pay Transaction is qualified by reference to the Initial Business Combination Agreement, and its amendment, which are filed as Exhibits 10.19 and 10.20 to the registration statement of which this prospectus forms a part.

The Company expects to account for the merger using the acquisition method of accounting. Webull has been determined as the “legal” and “accounting” acquirer and Webull Pay Inc., as the acquiree.